Note 19 - Segment Information (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 19 - Segment Information (Details) [Line Items]
Number of Reportable Segments	3
Wet Operations [Member] | Sales Revenue, Net [Member]
Note 19 - Segment Information (Details) [Line Items]
Concentration Risk, Percentage	11.00%
Dry Operations [Member] | Sales Revenue, Net [Member]
Note 19 - Segment Information (Details) [Line Items]
Concentration Risk, Percentage	85.00%	97.00%
Coal Washing [Member] | Sales Revenue, Net [Member]
Note 19 - Segment Information (Details) [Line Items]
Concentration Risk, Percentage	4.00%	3.00%
Shipping [Member] | Sales Revenue, Net [Member]
Note 19 - Segment Information (Details) [Line Items]
Concentration Risk, Percentage			100.00%